Non-Controlling Interests - Schedule of Company's Material Non-controlling Interests (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Henan Found [Member]
Schedule of Company
Non-controlling interests percentage	22.50%
Current assets	$ 122,455,000
Non-current assets	363,760,000
Current liabilities	(56,799,000)
Non-current liabilities	(58,949,000)
Net Assets (deficit)	370,467,000
Revenue	256,020,000
Net income (loss) and comprehensive income (loss)	85,842,000
Cash flows provided by (used in) operating activities	127,921,000
Cash flows (used in) provided by investing activities	(43,900,000)
Cash flows used in financing activities	(33,004,000)
Balance	84,977,000	$ 85,282,000
Acquisition
Adjustment to NCI
Share of net income (loss)	18,967,000	12,846,000
Share of other comprehensive income (loss)	122,000	(3,063,000)
Distribution	(10,128,000)	(10,088,000)
Balance	$ 93,938,000	84,977,000
Henan Huawei [Member]
Schedule of Company
Non-controlling interests percentage	20.00%
Current assets	$ 9,020,000
Non-current assets	9,486,000
Current liabilities	(2,826,000)
Non-current liabilities	(1,339,000)
Net Assets (deficit)	14,341,000
Revenue	43,645,000
Net income (loss) and comprehensive income (loss)	9,485,000
Cash flows provided by (used in) operating activities	10,891,000
Cash flows (used in) provided by investing activities	2,908,000
Cash flows used in financing activities	(3,378,000)
Balance	3,178,000	3,510,000
Acquisition
Adjustment to NCI
Share of net income (loss)	1,851,000	673,000
Share of other comprehensive income (loss)	45,000	(55,000)
Distribution	(921,000)	(950,000)
Balance	$ 4,153,000	3,178,000
Yunxiang [Member]
Schedule of Company
Non-controlling interests percentage	30.00%
Current assets	$ 501,000
Non-current assets	9,123,000
Current liabilities	(246,000)
Non-current liabilities	(36,835,000)
Net Assets (deficit)	(27,457,000)
Revenue
Net income (loss) and comprehensive income (loss)	(559,000)
Cash flows provided by (used in) operating activities	(302,000)
Cash flows (used in) provided by investing activities
Cash flows used in financing activities
Balance	2,393,000	2,640,000
Acquisition
Adjustment to NCI
Share of net income (loss)	(149,000)	(151,000)
Share of other comprehensive income (loss)	(19,000)	(96,000)
Distribution
Balance	$ 2,225,000	2,393,000
Salazar Holdings [Member]
Schedule of Company
Non-controlling interests percentage	25.00%
Current assets	$ 27,485,000
Non-current assets	209,266,000
Current liabilities	(4,320,000)
Non-current liabilities
Net Assets (deficit)	232,431,000
Revenue
Net income (loss) and comprehensive income (loss)	(381,000)
Cash flows provided by (used in) operating activities	(2,720,000)
Cash flows (used in) provided by investing activities	(8,960,310)
Cash flows used in financing activities	(13,280,840)
Balance
Acquisition	23,204,000
Adjustment to NCI	8,424,000
Share of net income (loss)	(95,000)
Share of other comprehensive income (loss)
Distribution
Balance	$ 31,533,000